Schedule IV - Reinsurance (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Life insurance in force, Gross amount		$ 41,530,000
Premiums and contract charges, Gross amount		163,745	$ 158,836	$ 155,439
Premiums and contract charges, Ceded to other companies		19,807	21,411	23,753
Premiums and contract charges, Assumed from other companies		652	741	830
Premiums and contract charges, Net amount		$ 144,590	$ 138,166	$ 132,516
Premiums and contract charges, Percentage of amount assumed to net		0.50%	0.50%	0.60%
Life insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and contract charges, Gross amount		$ 146,274	$ 142,994	$ 139,430
Premiums and contract charges, Ceded to other companies		18,584	20,251	22,352
Premiums and contract charges, Assumed from other companies		652	741	830
Premiums and contract charges, Net amount		$ 128,342	$ 123,484	$ 117,908
Premiums and contract charges, Percentage of amount assumed to net		0.50%	0.60%	0.70%
Accident and health insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and contract charges, Gross amount		$ 17,471	$ 15,842	$ 16,009
Premiums and contract charges, Ceded to other companies		1,223	1,160	1,401
Premiums and contract charges, Net amount		16,248	14,682	14,608
Life Insurances In Force
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Life insurance in force, Gross amount		41,053,412	40,103,353	38,743,278
Life insurance in force, Ceded to other companies	[1]	9,300,738	9,581,863	9,927,519
Life insurance in force, Assumed from other companies		480,632	511,360	550,942
Life insurance in force, Net amount		$ 32,233,306	$ 31,032,850	$ 29,366,701
Life insurance in force, Percentage of amount assumed to net		1.50%	1.60%	1.90%

[1]	No reinsurance or coinsurance income was netted against premiums ceded in 2016, 2015 or 2014.